Parent company condensed financial information - Condensed balance sheets of the parent company (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 43,429,717	$ 6,815,070	¥ 19,372,084	$ 3,039,903	¥ 12,790,790	¥ 14,462,888
Amounts due from related parties	115,239	18,084	103,130
Prepayments, receivables and other current assets, net	3,957,975	621,093	3,913,165
Total current assets	68,765,864	10,790,865	68,630,657
Non current assets:
Investment securities and other investments	18,634,493	2,924,159	4,260,564
Total non-current assets	84,232,271	13,217,881	78,634,738
Total assets	152,998,135	24,008,746	147,265,395
Current liabilities:
Accounts and notes payable	4,624,953	725,756	7,352,977
Accrued expenses and other current liabilities	11,647,222	1,827,703	11,303,960
Total current liabilities	24,422,785	3,832,468	26,359,665
Total liabilities	27,551,385	4,323,413	30,115,798
Mezzanine equity
Total mezzanine equity			189,838,979		¥ 189,847,244	¥ 186,278,055
DiDi Global Inc. shareholders' equity (deficit):
Ordinary shares			16
Treasury shares	(3)		(2)
Additional paid-in capital	251,384,835	39,447,766	12,177,849
Accumulated deficit	(135,766,257)	(21,304,688)	(86,411,179)
Accumulated other comprehensive loss	(3,599,745)	(564,879)	(2,001,200)
Total shareholder's equity (deficit)	112,046,903	17,582,604	(76,218,013)
Total liabilities, mezzanine equity and shareholders' equity (deficit)	¥ 152,998,135	$ 24,008,746	¥ 147,265,395
Common stock, par value | $ / shares		$ 0.00002		$ 0.00002
Common stock, shares authorized | shares	5,000,000,000	5,000,000,000	1,617,583,821	1,617,583,821
Common stock, shares issued | shares	1,205,810,369	1,205,810,369	124,067,444	124,067,444
Common stock, shares outstanding | shares	1,182,633,848	1,182,633,848	108,531,508	108,531,508
Series A-1 convertible preferred shares
Mezzanine equity
Total mezzanine equity			¥ 851,990
Series A-2 convertible preferred shares
Mezzanine equity
Total mezzanine equity			641,634
Series A-3 convertible preferred shares
Mezzanine equity
Total mezzanine equity			748,498
Series A-4 convertible preferred shares
Mezzanine equity
Total mezzanine equity			2,237,896
Series A-5 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,561,239
Series A-6 convertible preferred shares
Mezzanine equity
Total mezzanine equity			2,912,703
Series A-7 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,399,356
Series A-8 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,216,500
Series A-9 convertible preferred shares
Mezzanine equity
Total mezzanine equity			340,933
Series A-10 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,710,976
Series A-11 convertible preferred shares
Mezzanine equity
Total mezzanine equity			2,749,110
Series A-12 convertible preferred shares
Mezzanine equity
Total mezzanine equity			907,676
Series A-13 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,506,907
Series A-14 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,316,637
Series A-15 convertible preferred shares
Mezzanine equity
Total mezzanine equity			3,876,873
Series A-16 convertible preferred shares
Mezzanine equity
Total mezzanine equity			1,476,708
Series A-17 convertible preferred shares
Mezzanine equity
Total mezzanine equity			18,054,207
Series A-18 convertible preferred shares
Mezzanine equity
Total mezzanine equity			27,795,281
Series B-1 convertible preferred shares
Mezzanine equity
Total mezzanine equity			46,190,436
Series B-2 convertible preferred shares
Mezzanine equity
Total mezzanine equity			¥ 72,343,419
Class A ordinary shares
DiDi Global Inc. shareholders' equity (deficit):
Ordinary shares	¥ 141	$ 22
Common stock, par value | $ / shares		$ 0.00002		$ 0.00002
Common stock, shares authorized | shares	4,000,000,000	4,000,000,000	0	0
Common stock, shares issued | shares	1,088,474,533	1,088,474,533	0	0
Common stock, shares outstanding | shares	1,074,091,492	1,074,091,492	0	0
Class B ordinary Shares
DiDi Global Inc. shareholders' equity (deficit):
Ordinary shares	¥ 15	$ 2
Common stock, par value | $ / shares		$ 0.00002		$ 0.00002
Common stock, shares authorized | shares	500,000,000	500,000,000	0	0
Common stock, shares issued | shares	117,335,836	117,335,836	0	0
Common stock, shares outstanding | shares	108,542,356	108,542,356	0	0